GREAT-WEST FUNDS, INC.

Great-West Invesco Small Cap Value Fund

Institutional Class Ticker: MXMYX

Investor Class (formerly Initial Class) Ticker: MXSVX

(the “Fund”)

Supplement dated June 1, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017, and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017

Effective immediately, Charles Ko is no longer a portfolio manager to the Fund. All references to Charles Ko in the Prospectus, Summary Prospectus and Statement of Additional Information are hereby deleted. Mr. Ko will be replaced as portfolio manager by Kenneth Masse. The following changes are made to the Prospectus, Summary Prospectus, and Statement of Additional Information, as applicable:

The table titled “Portfolio Managers” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Title	Length of Service as Portfolio Manager of Fund
Glen E. Murphy, CFA	Co-Lead Portfolio Manager; Global Head of Portfolio Management	2008
Anthony J. Munchak, CFA	Portfolio Manager	2008
Francis M. Orlando, CFA	Portfolio Manager	2008
Michael J. Abata, CFA	Co-Lead Portfolio Manager, Director of Research	2011
Kenneth Masse, CFA	Portfolio Manager	2017
Donna Wilson	Portfolio Manager, Director of Portfolio Management	2017

Under the sub-section “Invesco Advisers, Inc.” of the “Sub-Adviser” section on page 10 of the Prospectus, the following paragraph is hereby incorporated:

“Kenneth Masse, CFA joined Invesco in 2008 and currently serves as a Portfolio Manager. He earned a B.S. degree from Bentley University and an M.S. in finance from Boston College.”

Under the “Other Accounts Managed” section on page 51 of the Statement of Additional Information, the following table is hereby deleted in its entirety and replaced with the following:

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Michael Abata, CFA	15	8,685	7	718	20	3,262	0	0	0	0	4	473
Kenneth Masse, CFA*	2	98	3	124	0	0	0	0	0	0	0	0
Anthony Munchak, CFA	11	8,509	7	718	20	3,262	0	0	0	0	4	473
Francis Orlando, CFA	11	8,509	7	718	20	3,262	0	0	0	0	4	473
Glen Murphy, CFA, Co-Lead	11	8,509	7	718	20	3,262	0	0	0	0	4	473

*The information is provided as of May 19, 2017.

Under the “Ownership of Securities” section on page 53 of the Statement of Additional Information, the following is hereby deleted in its entirety and replaced with the following:

“The portfolio managers did not own any shares of the Fund as of May 19, 2017.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary Prospectus, each dated May 1, 2017, and the Statement of Additional Information for Great-West Funds, Inc.,

dated May 1, 2017.

Please keep this Supplement for future reference.